UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2014 – JUNE 30, 2014

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2014

AMG Managers Global Income Opportunity Fund: MGGBX

www.amgfunds.com |	SAR002-0614

AMG Managers Global Income Opportunity Fund

Semi-Annual Report—June 30, 2014 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	16
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	18
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	20
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	26

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return	0.89%	$1,000	$1,059	$4.54
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), then divided by 365.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the AMG Managers Global Income Opportunity Fund and the Barclays Global Aggregate Bond Index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Global Income Opportunity Fund [2,3,4,5,6,7,8]	5.94%	7.93%	7.60%	5.72%
Barclays Global Aggregate Bond Index [9]	4.93%	7.39%	4.60%	5.06%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.
[6]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[7]	The Fund may invest in below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit, and liquidity risk.
[8]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[9]	The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund**
Foreign Government and Agency Obligations	41.4%
Corporate Bonds and Notes	40.8%
U.S. Government Obligations	11.2%
Asset-Backed Securities	0.9%
Preferred Stocks	0.6%
Mortgage-Backed Securities	0.4%
Other Assets and Liabilities	4.7%

**	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund†
U.S. Government and Agency Obligations	11.7%
Aaa	15.8%
Aa	10.2%
A	18.0%
Baa	30.2%
Ba & lower	12.1%
Not Rated	2.0%

†	As a percentage of market value of fixed income securities. Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.625%, 04/30/2018*	3.8%
U.S. Treasury Notes, 0.875%, 04/30/2017	2.5
European Financial Stability Facility Notes, 1.625%, 07/17/2020*	2.5
U.S. Treasury Notes, 0.250%, 02/15/2015*	2.2
New Zealand Government Bonds, Series 423, 5.500%, 04/15/2023	2.1
Norway Government Bonds, Series 473, 4.500%, 05/22/2019*	2.0
Netherlands Government Bonds, 1.250%, 01/15/2019	1.9
Canadian Government Notes, 3.000%, 12/01/2015*	1.5
Mexican Fixed Rate Bonds, Series M, 6.500%, 06/10/2021	1.5
Italy Buoni Poliennali Del Tesoro Bonds, 4.750%, 08/01/2023	1.5

Top Ten as a Group	21.5%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount†		Value
Asset-Backed Securities - 0.9%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.817%, 08/17/17 (07/17/14)[1]	EUR	100,000	$136,819
Hyundai Capital Auto Funding VIII, Ltd., Series 2010-8A, Class A, 1.154%, 09/20/16 (07/18/14) (a)[1]		36,044	36,062
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.627%, 03/19/18 (07/17/14)[1]	EUR	100,000	136,061
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		86,687	91,071
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	97,902
Total Asset-Backed Securities (cost $478,035)			497,915
Corporate Bonds and Notes - 40.8%
Financials - 16.4%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	528,608
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	208,700
Aviva PLC, EMTN, 6.125%, 07/05/43[2]	EUR	100,000	161,235
AXA SA, 7.125%, 12/15/20	GBP	50,000	101,584
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	155,700
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	157,380
Bank of America Corp.,
5.700%, 01/24/22		140,000	162,454
Series L, 2.650%, 04/01/19		240,000	243,264
Bank of Nova Scotia, 1.450%, 04/25/18		345,000	342,588
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	171,750
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	83,528
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	209,100
Citigroup, Inc., 3.375%, 03/01/23		85,000	84,675
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	117,703
Export-Import Bank of Korea, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	164,791
General Electric Capital Corp., Series A, 7.125%, 12/29/49[2,3]		200,000	236,040
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	193,292
GTB Finance B.V., 6.000%, 11/08/18 (a)		200,000	199,000
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	108,238
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	210,290
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	210,412
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	81,948
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	326,940
Morgan Stanley,
2.500%, 01/24/19		250,000	252,800
3.750%, 02/25/23		100,000	101,728
GMTN, 5.750%, 02/14/17	GBP	50,000	93,160
MTN, 7.250%, 05/26/15	AUD	200,000	195,361
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	148,580
Nomura Holdings, Inc., Series GMTN, 2.750%, 03/19/19		240,000	244,152

The accompanying notes are an integral part of these financial statements. 5

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 16.4% (continued)
Petrobras Global Finance BV,
4.375%, 05/20/23[4]		$505,000	$486,340
7.250%, 03/17/44		250,000	275,625
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	248,677
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	154,837
Societe Generale, S.A., 5.000%, 01/17/24 (a)		240,000	251,001
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	249,900
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	213,816
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	202,450
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	200,580
UniCredit S.P.A., 6.950%, 10/31/22	EUR	150,000	249,770
Westpac Banking Corp., 1.200%, 05/19/17		500,000	500,400
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	204,600
Zurich Finance USA, Inc., EMTN, 4.500%, 06/15/25[2]	EUR	100,000	141,003
Total Financials			8,874,000
Industrials - 22.5%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	227,203
Altice, S.A., 7.750%, 05/15/22 (a)		200,000	213,500
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	40,000	305,740
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	151,183
Antero Resources Corp., 5.125%, 12/01/22 (a)		175,000	179,813
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	192,200
ArcelorMittal, 7.250%, 03/01/41		120,000	127,500
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	32,028
Baidu, Inc., 3.250%, 08/06/18		300,000	309,949
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	161,077
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		205,000	210,012
5.350%, 05/20/24 (a)		265,000	274,951
BRF, S.A.,
3.950%, 05/22/23 (a)		400,000	378,000
7.750%, 05/22/18 (a)	BRL	300,000	117,108
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	196,337
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23		205,000	212,431
Cielo, S.A. / Cielo USA, Inc., 3.750%, 11/16/22 (a)		260,000	247,325
CNOOC Finance 2013, Ltd., 3.000%, 05/09/23		250,000	236,054
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	199,700
CSN Resources, S.A., 6.500%, 07/21/20 (a)[4]		100,000	103,500
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	221,240
Ecopetrol, S.A., 5.875%, 09/18/23		245,000	275,012
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	273,700

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 22.5% (continued)
FedEx Corp., 4.000%, 01/15/24		$180,000	$187,596
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)[4]		200,000	204,000
General Motors Co., 3.500%, 10/02/18 (a)		330,000	337,425
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		200,000	213,500
HCA, Inc., 4.750%, 05/01/23		115,000	114,856
International Paper Co., 6.000%, 11/15/41		20,000	23,568
KB Home, 4.750%, 05/15/19		50,000	50,375
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	207,506
Methanex Corp., 3.250%, 12/15/19		241,000	246,751
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	200,000
Minera y Metalurgica del Boleo, S.A. de CV, 2.875%, 05/07/19 (a)		245,000	246,785
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	220,500
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	225,000
OCP, S.A., 6.875%, 04/25/44 (a)		250,000	260,718
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		87,500	94,063
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a)		192,840	206,435
Oi SA, 9.750%, 09/15/16 (a)	BRL	300,000	127,291
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)		200,000	198,500
5.375%, 01/26/19 (a)		200,000	208,500
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	184,138
Peabody Energy Corp., 6.250%, 11/15/21[4]		225,000	224,156
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	401,094
Petrobras International Finance Co., 5.750%, 01/20/20		160,000	171,008
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	87,000
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	269,940
SoftBank Corp., 4.500%, 04/15/20 (a)		400,000	406,500
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	46,463
7.200%, 07/18/36		20,000	22,150
Tenet Healthcare Corp., 5.000%, 03/01/19 (a)[4]		160,000	162,200
Time Warner Cable, Inc., 5.875%, 11/15/40		20,000	23,329
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		179,604	183,196
Turk Telekomunikasyon A.S., 3.750%, 06/19/19 (a)		275,000	271,810
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	127,310
Vale, S.A., 5.625%, 09/11/42		250,000	244,925
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	309,507
Videotron, Ltd., 5.375%, 06/15/24 (a)		120,000	123,000
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	512,001
Total Industrials			12,188,659

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 1.9%
CEZ A.S., 4.250%, 04/03/22 (a)		$200,000	$208,183
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	73,246
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	184,905
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	220,033
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	215,500
Petroleos Mexicanos, 3.500%, 07/18/18		105,000	110,355
Total Utilities			1,012,222
Total Corporate Bonds and Notes (cost $21,316,817)			22,074,881
Foreign Government and Agency Obligations - 41.4%
Autonomous Community of Madrid Spain Bonds, 4.300%, 09/15/26	EUR	105,000	155,018
Banco Nacional de Desenvolvimento Economico e Social Notes, 5.750%, 09/26/23 (a)		200,000	215,000
Brazil Letras do Tesouro Nacional Notes, 11.512%, 07/01/16[5]	BRL	1,400,000	509,286
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	213,029
Brazilian Government International Bonds, 10.250%, 01/10/28	BRL	500,000	237,610
Bundesrepublik Deutschland Bonds, Series 05, 4.000%, 01/04/37	EUR	85,000	155,178
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	257,010
Notes, 1.250%, 09/01/18	CAD	650,000	604,021
Notes, 3.000%, 12/01/15	CAD	855,000	823,406
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	291,957
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	296,960
Croatia Government International Bonds, 6.000%, 01/26/24 (a)		200,000	214,500
Dominican Republic International Bonds, 8.625%, 04/20/27 (a)		100,000	124,000
European Financial Stability Facility Notes, 1.625%, 07/17/20	EUR	925,000	1,325,819
Finland Government Notes, 1.500%, 04/15/23 (a)	EUR	320,000	446,281
Hungary Government International,
Bonds, 5.375%, 03/25/24		140,000	149,800
Notes, 5.750%, 11/22/23		100,000	110,250
Notes, 7.625%, 03/29/41		110,000	140,868
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	331,053
Inter-American Development Bank Notes, 6.577%, 08/20/15[5]	IDR	750,000,000	58,377
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	420,000	651,269
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	803,588
Bonds, 5.000%, 03/01/22	EUR	450,000	734,668
Korea Treasury,
Notes, Series 1603, 4.000%, 03/10/16	KRW	446,630,000	451,190
Notes, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	593,123
Malaysia Government Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	119,101
Mexican Bonos Bonds, Series M, 8.000%, 12/07/23	MXN	2,800,000	252,146

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 41.4% (continued)
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	9,850,000	$813,331
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	668,528
Notes, Series M 10, 8.500%, 12/13/18	MXN	4,700,000	419,258
Netherlands Government Bonds, 1.250%, 01/15/19 (a)	EUR	735,000	1,044,055
New South Wales Treasury Corp.,
Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	327,470
Notes, Series 18, 6.000%, 02/01/18	AUD	430,000	447,320
New Zealand Government,
Bonds, Series 319, 3.000%, 09/20/30	NZD	295,000	268,604
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,112,650
New Zealand Government Notes, 5.000%, 03/15/19	NZD	520,000	472,526
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19	NOK	5,745,000	1,056,793
Bonds, Series 475, 2.000%, 05/24/23	NOK	733,000	116,140
Poland Government Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	241,519
Poland Government International Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	73,744
Province of Quebec Canada Notes, 5.000%, 03/01/16		270,000	290,172
Romania Government Bonds, 5.850%, 04/26/23	RON	610,000	210,880
Singapore Government,
Bonds, 3.250%, 09/01/20	SGD	470,000	411,367
Notes, 2.250%, 06/01/21	SGD	330,000	269,697
Notes, 2.500%, 06/01/19	SGD	200,000	170,437
South Africa Government Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	229,112
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	185,000	273,229
Bonds, 4.300%, 10/31/19	EUR	455,000	715,062
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	267,414
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	330,764
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	317,644
Turkey Government International Bonds, 5.750%, 03/22/24		240,000	262,200

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 41.4% (continued)
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	$275,573
Bonds, 4.250%, 03/07/36	GBP	120,000	234,184
Bonds, 4.750%, 03/07/20	GBP	90,000	175,764
Bonds, 5.000%, 03/07/25	GBP	110,000	226,641
Notes, 1.750%, 01/22/17	GBP	220,000	381,179
Total Foreign Government and Agency Obligations (cost $21,283,034)			22,367,765
Mortgage-Backed Securities - 0.4%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.997%, 08/10/45[2]		82,633	91,504
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[2]		50,000	55,135
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	81,779
Total Mortgage-Backed Securities (cost $221,137)			228,418

	Shares
Preferred Stocks - 0.6%
Dominion Resources, Inc. (Utilities), Series A, 6.125%		665	38,337
Dominion Resources, Inc. (Utilities), Series B, 6.000%		501	29,068
The PNC Financial Services Group, Inc. (Financials), Series Q, 5.375%		12,000	277,320
Total Preferred Stocks (cost $304,374)			344,725

	Principal Amount†
U.S. Government and Agency Obligations - 11.2%
U.S. Treasury Notes,
0.250%, 02/15/15		$1,205,000	1,206,318
0.250%, 10/31/15		475,000	475,408
0.625%, 04/30/18		2,110,000	2,060,217
0.875%, 04/30/17		1,360,000	1,362,444
1.500%, 07/31/16[6]		165,000	168,429
1.500%, 12/31/18		775,000	775,424
Total U.S. Government and Agency Obligations (cost $6,087,582)			6,048,240
Short-Term Investments - 2.6%
Repurchase Agreements - 1.4%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $766,524 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64 totaling $781,851)		766,521	766,521

	Shares
Other Investment Companies - 1.2%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%		633,792	633,792
Total Short-Term Investments (cost $1,400,313)			1,400,313
Total Investments - 97.9% (cost $51,091,292)			52,962,257
Other Assets, less Liabilities - 2.1%			1,117,440
Net Assets - 100.0%			$54,079,697

The accompanying notes are an integral part of these financial statements.

10

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $51,084,537 for federal income tax purposes at June 30, 2014, the aggregate gross unrealized appreciation and depreciation were $2,281,081 and $403,361, respectively, resulting in net unrealized appreciation of investments of $1,877,720.

†	Principal amount stated in U.S. dollars unless otherwise stated.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities amounted to $16,561,034, or 30.6% of net assets.
[1]	Floating Rate Security. The rate listed is as of June 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Variable Rate Security. The rate listed is as of June 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Some or all of these securities, amounting to a market value of $750,123, or 1.4% of net assets, were out on loan to various brokers.
[5]	Represents yield to maturity at June 30, 2014.
[6]	Some or all of this security, amounting to a market value of $25,520, or 0.05% of net assets, is held with brokers as collateral for futures contracts.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

11

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Global Income Opportunity Fund*
Australia	3.3%
Bermuda	0.7%
Brazil	4.5%
Canada	6.5%
Cayman Islands	2.9%
Colombia	1.6%
Finland	0.8%
France	0.8%
Germany	0.3%
Ireland	1.0%
Italy	4.5%
Japan	1.2%
Luxembourg	3.8%
Malaysia	0.2%
Mexico	5.9%
Netherlands	5.6%
New Zealand	3.4%
Norway	2.2%
Philippines	0.2%
Poland	0.6%
Singapore	1.6%
South Africa	0.4%
South Korea	3.0%
Spain	2.6%
Sweden	1.2%
Turkey	2.9%
United Kingdom	3.7%
United States	25.6%
Venezuela	0.5%
Other	8.5%
100.0%

*	As a percentage of net assets as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$497,915	—	$497,915
Corporate Bonds and Notes††	—	22,074,881	—	22,074,881
Foreign Government and Agency Obligations	—	22,367,765	—	22,367,765
Mortgage-Backed Securities	—	228,418	—	228,418
Preferred Stocks†	$344,725	—	—	344,725
U.S. Government and Agency Obligations††	—	6,048,240	—	6,048,240
Short-Term Investments
Repurchase Agreements	—	766,521	—	766,521
Other Investment Companies	633,792	—	—	633,792

Total Investments in Securities	$978,517	$51,983,740	—	$52,962,257

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$87,074	—	$87,074

Interest Rate Contracts	$3,766	—	—	3,766

	3,766	87,074	—	90,840

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(99,934)	—	(99,934)
Interest Rate Contracts	(1,425)	—	—	(1,425)

	(1,425)	(99,934)	—	(101,359)

Total Financial Derivative Instruments	$2,341	$(12,860)	—	$(10,519)

†	All preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the preferred stocks, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/ depreciation of the instrument.

As of June 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (continued)

The following schedule shows the fair value of derivative instruments at June 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin[1]	$563	Payable for variation margin[1]	$586
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	87,074	Unrealized depreciation on foreign currency contracts	99,934

Totals		$87,637		$100,520

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) of $2,341 as reported in the Notes to Schedule of Portfolio Investments.

For the six months ended June 30, 2014, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

	Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/ (Loss)	Statement of Operations Location	Change In Unrealized Gain/ (Loss)

Interest rate contracts	Net realized gain on futures contracts	$7,251	Net change in unrealized appreciation (depreciation) of futures contracts	$(8,078)
Foreign exchange contracts	Net realized loss on foreign currency transactions	71,144	Net change in unrealized appreciation (depreciation) of foreign currency translations	20,506

Totals		$78,395		$12,428

At June 30, 2014, the Fund had futures contracts as follows: (See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
5-Year U.S. Treasury Note	5	Short	10/03/14	$2,178
10-Year U.S. Treasury Note	3	Short	09/30/14	1,588
U.S. Treasury Long Bond	2	Long	09/30/14	(1,425)

Totals				$2,341

The accompanying notes are an integral part of these financial statements. 14

Notes to Schedules of Portfolio Investments (continued)

At June 30, 2014, the Fund had forward foreign currency contracts (in U.S. dollars) as follows:

(See Note 8 in the Notes to Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	07/07/14	CS	$1,048,608	$1,052,345	$(3,737)
British Pound	Long	09/11/14	CS	496,007	486,580	9,427
Euro	Long	09/17/14	BRC	1,599,826	1,580,797	19,029
Japanese Yen	Long	09/17/14	CS	4,464,364	4,410,294	54,070
Malaysian Ringgit	Long	09/19/14	JPM	263,016	262,386	630
Australian Dollar	Short	08/28/14	CS	897,092	920,093	(23,001)
Brazilian Real	Short	07/07/14	CS	1,012,073	1,048,608	(36,535)
Brazilian Real	Short	10/07/14	CS	1,025,347	1,021,429	3,918
British Pound	Short	09/26/14	BRC	288,978	290,723	(1,745)
Canadian Dollar	Short	09/05/14	CS	997,775	1,015,106	(17,331)
New Zealand Dollar	Short	09/17/14	BRC	1,816,594	1,833,497	(16,903)
Swiss Franc	Short	09/17/14	UBS	67,023	67,705	(682)

Totals				$13,976,703	$13,989,563	$(12,860)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:
EMTN:	European Medium-Term Notes
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note

COUNTERPARTY ABBREVIATIONS:
BRC:	Barclays Bank PLC
CS:	Credit Suisse
JPM:	JPMorgan Chase & Co.
UBS:	UBS AG

CURRENCY ABBREVIATIONS:
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar

CHF:	Swiss Franc
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
RON:	Romanian Lei
SEK:	Swedish Krona
SGD:	Singapore Dollar
ZAR:	South African Rand

The accompanying notes are an integral part of these financial statements. 15

Statement of Assets and Liabilities (unaudited)

June 30, 2014

Assets:
Investments at value* (including securities on loan valued at $750,123)	$52,962,257
Foreign currency**	1,621,925
Dividends, interest and other receivables	536,904
Receivable for Fund shares sold	141,907
Receivable for investments sold	91,849
Unrealized appreciation on foreign currency contracts	87,074
Receivable from affiliate	11,900
Prepaid expenses	10,543
Receivable for variation margin	563
Total assets	55,464,922
Liabilities:
Payable upon return of securities loaned	766,521
Payable for Fund shares repurchased	226,273
Payable for investments purchased	214,129
Unrealized depreciation on foreign currency contracts	99,934
Variation margin payable	586
Accrued expenses:
Investment advisory and management fees	30,826
Administrative fees	8,808
Trustee fees and expenses	15
Other	38,133
Total liabilities	1,385,225

Net Assets	$54,079,697
Net Assets Represent:
Paid-in capital	$54,364,041
Undistributed net investment income	505,907
Accumulated net realized loss from investments, futures contracts and foreign currency transactions	(2,665,950)
Net unrealized appreciation of investments, futures contracts and foreign currency translations	1,875,699
Net Assets	$54,079,697
Shares outstanding	2,592,724
Net asset value, offering and redemption price per share	$20.86
* Investments at cost	$51,091,292
** Foreign currency at cost	$1,609,035

The accompanying notes are an integral part of these financial statements. 16

Statement of Operations (unaudited)

For the six months ended June 30, 2014

Investment Income:
Interest income	$922,445
Dividend income	10,241
Securities lending income	2,190
Foreign withholding tax	(4,515)
Total investment income	930,361
Expenses:
Investment advisory and management fees	173,959
Administrative fees	49,703
Professional fees	24,716
Custodian	21,336
Reports to shareholders	15,151
Registration fees	14,063
Transfer agent	5,554
Trustees fees and expenses	898
Miscellaneous	987
Total expenses before offsets	306,367
Expense reimbursements	(85,080)
Net expenses	221,287

Net investment income	709,074
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	176,219
Net realized loss on foreign currency transactions	(52,411)
Net realized gain on futures contracts	7,251
Net change in unrealized appreciation (depreciation) of investments	2,003,490
Net change in unrealized appreciation (depreciation) of foreign currency translations	34,132
Net change in unrealized appreciation (depreciation) of futures contracts	(8,078)
Net realized and unrealized gain	2,160,603

Net increase in net assets resulting from operations	$2,869,677

The accompanying notes are an integral part of these financial statements. 17

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment income	$709,074	$1,059,017
Net realized gain on investments, futures contracts and foreign currency transactions	131,059	503,216
Net change in unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	2,029,544	(2,158,655)
Net increase (decrease) in net assets resulting from operations	2,869,677	(596,422)
Distributions to Shareholders:
From net investment income	—	(1,387,124)
Capital Share Transactions:
Proceeds from sale of shares	12,709,077	26,486,251
Reinvestment of dividends and distributions	—	1,339,350
Cost of shares repurchased	(9,793,895)	(12,495,570)
Net increase from capital share transactions	2,915,182	15,330,031

Total increase in net assets	5,784,859	13,346,485
Net Assets:
Beginning of period	48,294,838	34,948,353
End of period	$54,079,697	$48,294,838
End of period undistributed net investment income (loss)	$505,907	$(203,167)

Share Transactions:
Sale of shares	623,470	1,302,194
Reinvested shares from dividends and distributions	—	68,126
Shares repurchased	(483,454)	(617,654)
Net increase in shares	140,016	752,666

The accompanying notes are an integral part of these financial statements. 18

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014	For the year ended December 31,
	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.69	$20.56	$19.30	$19.33	$18.82	$16.93
Income from Investment Operations:
Net investment income[1]	0.29	0.51	0.53	0.53	0.50	0.89
Net realized and unrealized gain (loss) on investments[1]	0.88	(0.80)	1.52	0.12	0.87	3.22
Total from investment operations	1.17	(0.29)	2.05	0.65	1.37	4.11
Less Distributions to Shareholders from:
Net investment income	—	(0.58)	(0.79)	(0.68)	(0.86)	(2.22)
Net Asset Value, End of Period	$20.86	$19.69	$20.56	$19.30	$19.33	$18.82
Total Return[2]	5.94%[7]	(1.40)%	10.63%	3.39%	7.27%	24.27%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[8]	0.91%[5]	1.05%[6]	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (with offsets)	0.89%[8]	0.91%[5]	1.05%[6]	1.10%	1.10%	1.10%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.23%[8]	1.23%[5]	1.36%[6]	1.39%	1.43%	1.32%
Ratio of net investment income to average net assets[2]	2.85%[8]	2.49%[5]	2.63%[6]	2.63%	2.57%	4.82%
Portfolio turnover	26%	40%	59%	91%	131%	102%
Net assets at end of period (000’s omitted)	$54,080	$48,295	$34,948	$24,608	$25,722	$26,146

Notes to Financial Highlights (unaudited)

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Not annualized.
[8]	Annualized.

19

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (formerly The Managers Funds) (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Global Income Opportunity Fund (the “Fund”) (formerly Managers Global Income Opportunity Fund). The Fund will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2014, the Fund had redemption fees amounting to $1,603.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

20

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2014, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2014, the Fund did not incur overdraft fees.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2013, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund

21

Notes to Financial Statements (continued)

is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Fund had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires December 31,
	Short-Term	Long-Term
(Pre-Enactment)	$1,746,317	—	2017
(Pre-Enactment)	1,033,512	—	2018

Total	$2,779,829	—

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: Three collectively own 73%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding was $766,521.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Fund paid an investment management fee at the annual rate of 0.70% of the average daily net assets of the Fund.

Effective July 1, 2013, the Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

22

Notes to Financial Statements (continued)

Prior to July 1, 2013, the Investment Manager agreed to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactions costs, acquired fund fees and expenses, and extraordinary expenses) to 0.99% of the Fund’s average daily net assets.

For the period January 1, 2013, through June 30, 2013, the Investment Manager voluntarily agreed to retroactively waive additional expenses to limit the Fund’s total operating expenses to 0.89% of average daily net assets. For the year ended December 31, 2013, the amount waived is $19,527 or 0.05%.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/13	$291,129
Additional Reimbursements	85,080
Repayments	—
Expired Reimbursements	(38,669)

Reimbursement Available - 6/30/14	$337,540

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Fund is distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the following Fund either borrowed from or lent to other Funds in the AMG Fund family: The Fund lent varying amounts not exceeding $2,526,720, for six days earning interest of $152. The interest amount is included in the Statement of Operations as interest income. At June 30, 2014, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were $12,543,672 and $10,151,753, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2014, were $2,612,276 and $2,308,166, respectively.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain

23

Notes to Financial Statements (continued)

additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2014, the value of the securities loaned and cash collateral received, were $750,123 and $766,521, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risk of loss to be remote.

6. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the six months ended June 30, 2014, the average quarterly balances of derivative financial instruments outstanding were as follows:

Financial futures contracts:
Average number of contracts purchased	2
Average number of contracts sold	8
Average notional value of contracts purchased	$265,813
Average notional value of contracts sold	$967,930
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$13,491,317

8. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2014, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9. FUTURES CONTRACTS

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

24

Notes to Financial Statements (continued)

10. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Fund’s open repurchase agreements and derivatives that are subject to master netting agreements as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Cash Collateral Received
Barclays Bank PLC	$19,029	$18,648	—	$381
Cantor Fitzgerald Securities, Inc.	766,521	766,521	—	—
Credit Suisse	67,415	67,415	—	—
JPMorgan Chase & Co.	630	—	—	630

Total	$853,595	$852,584	—	$1,011

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Cash Collateral Pledged
Barclays Bank PLC	$18,648	$18,648	—	—
Credit Suisse	80,604	67,415	—	$13,189
UBS AG	682	—	—	682

Total	$99,934	$86,063	—	$13,871

11. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

25

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Global Income Opportunity Fund (formerly Managers Global Income Opportunity Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Managers Global Income Opportunity Fund (formerly Managers Global Income Opportunity Fund) (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including

26

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as

27

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s

Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

28

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly Managers AMG GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Managers AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid-Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2014

AMG Managers Special Equity Fund

Service Class: MGSEX    |    Institutional Class: MSEIX

www.amgfunds.com |	SAR006-0614

AMG Managers Special Equity Fund

Semi-Annual Report—June 30, 2014 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	15

NOTES TO FINANCIAL STATEMENTS	16
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Managers Special Equity Fund
Service Class**
Based on Actual Fund Return	1.36%	$1,000	$1,009	$6.77
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.80
Institutional Class
Based on Actual Fund Return	1.11%	$1,000	$1,010	$5.53
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.
**	Effective April 1, 2013, all Managers Class shares were renamed Service Class shares.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the AMG Managers Special Equity Fund and the Russell 2000® Growth Index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years
AMG Managers Special Equity Fund [2,3]
Service Class[4]	0.91%	23.80%	22.09%	7.57%
Institutional Class	1.02%	23.65%	22.32%	7.79%
Russell 2000® Growth Index[5]	2.22%	24.73%	20.50%	9.04%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	As of April 1, 2013 the Fund’s Managers Class shares were renamed Service Class shares.
[5]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Special Equity Fund**	Russell 2000® Growth Index
Information Technology	23.7%	25.7%
Health Care	21.7%	21.7%
Consumer Discretionary	18.0%	15.2%
Industrials	14.7%	14.7%
Financials	7.6%	7.4%
Energy	5.3%	5.2%
Consumer Staples	4.4%	3.7%
Materials	2.7%	5.5%
Telecommunication Services	0.0%	0.7%
Utilities	0.0%	0.2%
Other Assets and Liabilities	1.9%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Centene Corp.*	1.8%
MAXIMUS, Inc.*	1.7
EnerSys*	1.6
Akorn, Inc.	1.6
Lannett Co., Inc.	1.4
Sonic Corp.*	1.4
PAREXEL International Corp.*	1.3
PrivateBancorp, Inc.*	1.2
TreeHouse Foods, Inc.	1.2
InvenSense, Inc.	1.1

Top Ten as a Group	14.3%

*	Top Ten Holding at December 31, 2013.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Shares	Value
Common Stocks - 98.1%
Consumer Discretionary - 18.0%
2U, Inc.*,1	20,017	$336,486
ANN, Inc.*	10,521	432,834
Asbury Automotive Group, Inc.*	32,169	2,211,297
Brown Shoe Co., Inc.	17,600	503,536
Brunswick Corp.	18,022	759,267
Buffalo Wild Wings, Inc.*	10,001	1,657,265
Capella Education Co.	29,247	1,590,744
The Cheesecake Factory, Inc.	7,915	367,414
The Children’s Place, Inc.	5,817	288,698
Chuy’s Holdings, Inc.*	13,276	481,919
Columbia Sportswear Co.	2,373	196,128
Cooper Tire & Rubber Co.	17,000	510,000
Coupons.com, Inc.*,1	10,869	285,963
Cracker Barrel Old Country Store, Inc.	4,197	417,895
Dana Holding Corp.	2,593	63,321
Deckers Outdoor Corp.*	10,940	944,450
DineEquity, Inc.	4,700	373,603
Domino’s Pizza, Inc.	9,476	692,601
Dorman Products, Inc.*	33,455	1,650,001
Drew Industries, Inc.	8,200	410,082
Genesco, Inc.*	6,682	548,793
Gentherm, Inc.*	10,791	479,660
G-III Apparel Group, Ltd.*	29,540	2,412,237
GoPro, Inc., Class A*	19,583	794,091
Group 1 Automotive, Inc.	13,650	1,150,832
Iconix Brand Group, Inc.*	12,487	536,192
iRobot Corp.*,1	21,799	892,669
ITT Educational Services, Inc.*	18,600	310,434
Jack in the Box, Inc.	8,352	499,784
Kate Spade & Co.*	11,668	445,017
Krispy Kreme Doughnuts, Inc.*	53,396	853,268
LifeLock, Inc.*	40,549	566,064
Lithia Motors, Inc., Class A	15,231	1,432,780
Mattress Firm Holding Corp.*,1	12,161	580,688
Monro Muffler Brake, Inc.	32,240	1,714,846
Nutrisystem, Inc.	14,500	248,095
Orbitz Worldwide, Inc.*	43,800	389,820
Outerwall, Inc.*,1	10,985	651,960
Red Robin Gourmet Burgers, Inc.*	23,150	1,648,280

	Shares	Value
Rentrak Corp.*	8,964	$470,162
Restoration Hardware Holdings, Inc.*	10,543	981,026
RetailMeNot, Inc.*	11,118	295,850
Sally Beauty Holdings, Inc.*	6,807	170,720
Select Comfort Corp.*	8,523	176,085
Skechers U.S.A., Inc., Class A*	10,826	494,748
Sonic Corp.*	149,711	3,305,619
Standard Motor Products, Inc.	6,800	303,756
Steven Madden, Ltd.*	38,460	1,319,178
Sturm Ruger & Co., Inc.	2,576	152,010
Tempur Sealy International, Inc.*	12,082	721,295
Tenneco, Inc.*	14,396	945,817
Tower International, Inc.*	17,900	659,436
Tupperware Brands Corp.	8,639	723,084
Vera Bradley, Inc.*,1	31,090	679,938
Zoe’s Kitchen, Inc.*,1	8,350	287,073
zulily, Inc., Class A*,1	15,317	627,231
Total Consumer Discretionary		42,642,042
Consumer Staples - 4.4%
The Hain Celestial Group, Inc.*	6,215	551,519
Inter Parfums, Inc.	13,100	387,105
J&J Snack Foods Corp.	18,160	1,709,219
Medifast, Inc.*	13,572	412,725
Nu Skin Enterprises, Inc., Class A	7,422	548,931
Omega Protein Corp.*	29,700	406,296
Rite Aid Corp.*	61,934	444,067
Sanderson Farms, Inc.	11,221	1,090,681
Spectrum Brands Holdings, Inc.	7,991	687,466
TreeHouse Foods, Inc.*	34,090	2,729,586
United Natural Foods, Inc.*	5,749	374,260
USANA Health Sciences, Inc.*	5,508	430,395
The WhiteWave Foods Co.*	18,753	607,035
Total Consumer Staples		10,379,285
Energy - 5.3%
Basic Energy Services, Inc.*	11,300	330,186
Bonanza Creek Energy, Inc.*	1,800	102,942
CARBO Ceramics, Inc.	5,127	790,173
Carrizo Oil & Gas, Inc.*	3,500	242,410
Comstock Resources, Inc.	62,830	1,812,017
Delek US Holdings, Inc.	22,838	644,717
EXCO Resources, Inc.	56,219	331,130

The accompanying notes are an integral part of these financial statements. 5

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 5.3% (continued)
Forum Energy Technologies, Inc.*	12,012	$437,597
GasLog, Ltd.	16,705	532,722
Helix Energy Solutions Group, Inc.*	11,200	294,672
Kodiak Oil & Gas Corp.*	26,038	378,853
Matador Resources Co.*	49,030	1,435,598
Matrix Service Co.*	14,400	472,176
Oasis Petroleum, Inc.*	8,601	480,710
Parsley Energy, Inc., Class A*	17,195	413,884
PDC Energy, Inc.*	30,520	1,927,338
Rice Energy, Inc.*	12,553	382,239
RigNet, Inc.*	7,779	418,666
Stone Energy Corp.*	18,764	877,968
W&T Offshore, Inc.	11,159	182,673
Western Refining, Inc.	2,253	84,600
Total Energy		12,573,271
Financials - 7.6%
AmTrust Financial Services, Inc.	22,684	948,418
Argo Group International Holdings, Ltd.	10,100	516,211
Artisan Partners Asset Management, Inc., Class A	4,897	277,562
Bank of the Ozarks, Inc.	39,600	1,324,620
BankUnited, Inc.	10,858	363,526
BofI Holding, Inc.*	4,115	302,329
Cash America International, Inc.	8,077	358,861
Credit Acceptance Corp.*	2,361	290,639
E*TRADE Financial Corp.*	14,140	300,616
Evercore Partners, Inc., Class A	14,974	863,102
Financial Engines, Inc.	6,278	284,268
HCI Group, Inc.	2,300	93,380
Home BancShares, Inc.	28,160	924,211
Iberiabank Corp.	36,740	2,542,041
Infinity Property & Casualty Corp.	6,400	430,272
MarketAxess Holdings, Inc.	24,780	1,339,607
The Navigators Group, Inc.*	1,400	93,870
Pinnacle Financial Partners, Inc.	22,620	893,038
Portfolio Recovery Associates, Inc.*	6,253	372,241
PrivateBancorp, Inc.	100,710	2,926,633
Springleaf Holdings, Inc.*,1	22,392	581,072
Stifel Financial Corp.*	12,237	579,422
SVB Financial Group*	2,576	300,413
Tree.com, Inc.*	3,300	96,162

	Shares	Value
United Insurance Holdings Corp.	19,300	$333,118
WisdomTree Investments, Inc.*,1	33,578	415,024
World Acceptance Corp.*	4,980	378,281
Total Financials		18,128,937
Health Care - 21.7%
ACADIA Pharmaceuticals, Inc.*,1	13,386	302,390
Agios Pharmaceuticals, Inc.*,1	16,373	750,211
Air Methods Corp.*	51,972	2,684,354
Akorn, Inc.*	111,360	3,702,720
Align Technology, Inc.*	23,370	1,309,655
Alnylam Pharmaceuticals, Inc.*	8,988	567,772
Amicus Therapeutics, Inc.*	48,000	160,320
Anika Therapeutics, Inc.*	13,000	602,290
Arrowhead Research Corp.*	8,200	117,342
Cambrex Corp.*	70,267	1,454,527
Cantel Medical Corp.	48,301	1,768,783
Castlight Health, Inc., Class B*,1	11,111	168,887
Celldex Therapeutics, Inc.*	20,465	333,989
Centene Corp.*	57,735	4,365,343
Cepheid, Inc.*	9,722	466,073
Chemed Corp.	14,914	1,397,740
Clovis Oncology, Inc.*	1,482	61,370
Cyberonics, Inc.*	405	25,296
DexCom, Inc.*	8,486	336,555
Epizyme, Inc.*	2,216	68,962
ExamWorks Group, Inc.*	14,603	463,353
Fluidigm Corp.*	6,438	189,277
Foundation Medicine, Inc.*	12,161	327,861
Galena Biopharma, Inc.*	72,300	221,238
Globus Medical, Inc., Class A*	12,620	301,870
Hyperion Therapeutics, Inc.*	4,200	109,620
ICON PLC*	42,390	1,996,993
Impax Laboratories, Inc.*	45,014	1,349,969
Inovio Pharmaceuticals, Inc.*	11,700	126,477
Insmed, Inc.*	7,100	141,858
Insulet Corp.*	7,844	311,171
Intercept Pharmaceuticals, Inc.*	1,995	472,077
InterMune, Inc.*	22,736	1,003,794
Invacare Corp.	4,665	85,696
Isis Pharmaceuticals, Inc.*,1	1,048	36,104
Lannett Co., Inc.*	67,009	3,324,986
LifePoint Hospitals, Inc.*	2,466	153,139

The accompanying notes are an integral part of these financial statements. 6

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 21.7% (continued)
Ligand Pharmaceuticals, Inc.*	11,795	$734,711
Masimo Corp.*	21,088	497,677
Medidata Solutions, Inc.*	44,100	1,887,921
Molina Healthcare, Inc.*	8,400	374,892
Myriad Genetics, Inc.*	8,242	320,779
Natus Medical, Inc.*	19,470	489,476
Owens & Minor, Inc.[1]	9,279	315,300
Pacira Pharmaceuticals, Inc.*	6,161	565,949
PAREXEL International Corp.*	59,346	3,135,843
Portola Pharmaceuticals, Inc.*	6,400	186,752
Prestige Brands Holdings, Inc.*	39,880	1,351,533
The Providence Service Corp.*	14,600	534,214
Puma Biotechnology, Inc.*	2,386	157,476
Receptos, Inc.*	18,572	791,167
Regado Biosciences, Inc.*	23,300	158,207
Repligen Corp.*	32,448	739,490
Revance Therapeutics, Inc.*	700	23,800
Sangamo BioSciences, Inc.*,1	11,100	169,497
Sarepta Therapeutics, Inc.*	13,349	397,667
Seattle Genetics, Inc.*	744	28,458
STERIS Corp.	22,283	1,191,695
Sunesis Pharmaceuticals, Inc.*	26,300	171,476
Synageva BioPharma Corp.*,1	6,045	633,516
Team Health Holdings, Inc.*	27,152	1,355,971
TG Therapeutics, Inc.*,1	10,387	97,534
Threshold Pharmaceuticals, Inc.*,1	24,800	98,208
Triple-S Management Corp., Class B*	27,000	484,110
Ultragenyx Pharmaceutical, Inc.*,1	1,559	69,983
US Physical Therapy, Inc.	8,300	283,777
Vanda Pharmaceuticals, Inc.*,1	13,600	220,048
Veeva Systems, Inc., Class A*,1	18,798	478,409
Verastem, Inc.*,1	15,300	138,618
Vical, Inc.*	68,100	83,082
WellCare Health Plans, Inc.*	11,195	835,819
Wright Medical Group, Inc.*	14,102	442,803
XOMA Corp.*	43,800	201,042
Zeltiq Aesthetics, Inc.*	31,269	474,976
ZIOPHARM Oncology, Inc.*	30,900	124,527
Total Health Care		51,506,465

	Shares	Value
Industrials - 14.7%
Acuity Brands, Inc.	4,696	$649,222
Air Lease Corp.	15,704	605,860
Alaska Air Group, Inc.	9,257	879,878
Altra Industrial Motion Corp.	10,183	370,559
American Science & Engineering, Inc.	6,835	475,648
Applied Industrial Technologies, Inc.	7,852	398,332
Astronics Corp.*	8,096	457,019
Beacon Roofing Supply, Inc.*	33,310	1,103,227
Blount International, Inc.*	7,600	107,236
Chart Industries, Inc.*	20,753	1,717,103
CIRCOR International, Inc.	5,600	431,928
Clean Harbors, Inc.*	9,956	639,673
Deluxe Corp.	26,772	1,568,304
EnerSys	56,091	3,858,500
Exponent, Inc.	4,600	340,906
Federal Signal Corp.	32,800	480,520
Generac Holdings, Inc.*	7,394	360,384
Genesee & Wyoming, Inc., Class A*	5,893	618,765
Healthcare Services Group, Inc.	45,160	1,329,510
Hexcel Corp.*	9,281	379,593
HNI Corp.	12,188	476,673
Huron Consulting Group, Inc.*	2,600	184,132
Hyster-Yale Materials Handling, Inc.	5,653	500,517
The KEYW Holding Corp.*	74,120	931,688
Knight Transportation, Inc.	33,856	804,757
Knoll, Inc.	13,108	227,162
The Manitowoc Co., Inc.	15,966	524,643
Materialise NV, ADR	5,203	59,835
Matson, Inc.	24,490	657,312
The Middleby Corp.*	732	60,551
On Assignment, Inc.*	17,188	611,377
Paylocity Holding Corp.*	8,255	178,556
Polypore International, Inc.*,1	22,995	1,097,551
Proto Labs, Inc.*	16,870	1,381,990
Rexnord Corp.*	29,076	818,489
RPX Corp.*	27,340	485,285
Rush Enterprises, Inc., Class A*	8,803	305,200
Saia, Inc.*	40,600	1,783,558
Simpson Manufacturing Co., Inc.	8,800	319,968
Spirit Airlines, Inc.*	5,700	360,468

The accompanying notes are an integral part of these financial statements. 7

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 14.7% (continued)
TAL International Group, Inc.	6,865	$304,531
Taser International, Inc.*	20,911	278,116
Trex Co., Inc.*	12,955	373,363
TriNet Group, Inc.*	6,890	165,842
UniFirst Corp.	4,600	487,600
United Stationers, Inc.	12,071	500,584
US Ecology, Inc.	6,109	299,036
Wabash National Corp.*	123,370	1,758,023
Wesco Aircraft Holdings, Inc.*	81,200	1,620,752
Woodward, Inc.	11,265	565,278
Total Industrials		34,895,004
Information Technology - 23.7%
Anixter International, Inc.	7,510	751,526
Applied Micro Circuits Corp.*	118,202	1,277,764
Arista Networks, Inc.*,1	400	24,956
Aruba Networks, Inc.*	144,299	2,528,118
Aspen Technology, Inc.*	22,634	1,050,218
Barracuda Networks, Inc.*,1	5,253	162,948
Belden, Inc.	6,715	524,844
Benefitfocus, Inc.*,1	4,628	213,906
Cardtronics, Inc.*	10,200	347,616
Cavium, Inc.*	32,775	1,627,606
CEVA, Inc.*	58,330	861,534
Ciena Corp.*	14,949	323,795
Cirrus Logic, Inc.*	50,327	1,144,436
comScore, Inc.*	20,876	740,680
Concur Technologies, Inc.*	1,813	169,225
Conversant, Inc.*,1	15,963	405,460
CoStar Group, Inc.*	2,012	318,238
Cray, Inc.*	16,217	431,372
Criteo, S.A., Sponsored ADR*	4,827	163,008
Daktronics, Inc.	2,840	33,853
Dealertrack Technologies, Inc.*	8,502	385,481
Demandware, Inc.*	9,867	684,474
Diodes, Inc.*	15,075	436,572
Electronics For Imaging, Inc.*	11,673	527,620
Ellie Mae, Inc.*	52,202	1,625,048
Envestnet, Inc.*	31,810	1,556,145
EPAM Systems, Inc.*	13,163	575,881
Euronet Worldwide, Inc.*	24,147	1,164,851

	Shares	Value
EVERTEC, Inc.	17,965	$435,472
FARO Technologies, Inc.*	10,709	526,026
FireEye, Inc.*,1	13,475	546,411
FLIR Systems, Inc.	12,722	441,835
GrubHub, Inc.*,1	11,706	414,509
iGATE Corp.*	16,000	582,240
Intersil Corp., Class A	19,600	293,020
InvenSense, Inc.*	118,321	2,684,703
IPG Photonics Corp.*	8,915	613,352
j2 Global, Inc.	24,192	1,230,405
Lattice Semiconductor Corp.*	25,300	208,725
LogMeln, Inc.*	9,700	452,214
Luxoft Holding, Inc.*	6,592	237,708
Manhattan Associates, Inc.*	36,913	1,270,914
MAXIMUS, Inc.	94,037	4,045,472
MercadoLibre, Inc.[1]	2,794	266,548
NetScout Systems, Inc.*	10,000	443,400
Nimble Storage, Inc.*,1	12,129	372,603
OpenTable, Inc.*	12,790	1,325,044
Pandora Media, Inc.*	11,269	332,435
Pegasystems, Inc.	53,388	1,127,555
Plantronics, Inc.	2,823	135,645
Plexus Corp.*	13,300	575,757
Polycom, Inc.*	25,876	324,226
Progress Software Corp.*	5,234	125,825
PTC, Inc.*	24,246	940,745
QIWI PLC, Sponsored ADR	7,689	310,097
Rambus, Inc.*	43,095	616,259
Rocket Fuel, Inc.*	12,113	376,593
Shutterstock, Inc.*	5,813	482,363
Silicon Laboratories, Inc.*	52,831	2,601,927
SPS Commerce, Inc.*	18,660	1,179,125
SS&C Technologies Holdings, Inc.*	5,059	223,709
SunEdison, Inc.*	33,734	762,388
SunPower Corp.*	19,541	800,790
Sykes Enterprises, Inc.*	4,200	91,266
Synaptics, Inc.*	9,841	891,988
Tableau Software, Inc., Class A*	4,788	341,528
Take-Two Interactive Software, Inc.*	49,815	1,107,886
TeleTech Holdings, Inc.*	17,600	510,224
Ubiquiti Networks, Inc.*,1	20,195	912,612
The Ultimate Software Group, Inc.*	9,361	1,293,409

The accompanying notes are an integral part of these financial statements. 8

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.7% (continued)
Ultra Clean Holdings, Inc.*	42,100	$381,005
Unisys Corp.*	9,015	223,031
VistaPrint NV*	10,230	413,906
Web.com Group, Inc.*	17,304	499,566
WebMD Health Corp.*,1	6,287	303,662
Xoom Corp.*	18,645	491,482
Yelp, Inc.*	10,020	768,334
Zillow, Inc., Class A*	5,444	778,111
Total Information Technology		56,371,225
Materials - 2.7%
Allegheny Technologies, Inc.	11,768	530,737
American Vanguard Corp.	22,118	292,400
Eagle Materials, Inc.	6,522	614,894
Flotek Industries, Inc.*	23,407	752,769
Globe Specialty Metals, Inc.	4,500	93,510
Graphic Packaging Holding Co.*	35,679	417,444
Minerals Technologies, Inc.	8,910	584,318
Neenah Paper, Inc.	9,500	504,925
Olin Corp.	17,918	482,353
PolyOne Corp.	12,230	515,372
Quaker Chemical Corp.	2,000	153,580
Stillwater Mining Co.*	9,200	161,460
US Silica Holdings, Inc.	8,615	477,616
Worthington Industries, Inc.	19,596	843,412
Total Materials		6,424,790
Total Common Stocks (cost $185,339,537)		232,921,019

	Principal Amount	Value
Short-Term Investments - 5.8%
Repurchase Agreements - 3.5%[2]
Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $415,880 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $424,198)	$415,880	$415,880
Cantor Fitzgerald Securities, dated 06/30/14, due 07/01/14, 0.130%, total to be received $1,975,787 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $2,015,295)	1,975,780	1,975,780
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $1,975,788 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $2,015,296)	1,975,780	1,975,780
HSBC Securities USA, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $1,975,784 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $2,015,302)	1,975,780	1,975,780
Normura Securities International, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $1,975,786 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $2,015,296)	1,975,780	1,975,780
Total Repurchase Agreements		8,319,000

	Shares
Other Investment Companies - 2.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	5,453,214	5,453,214
Total Short-Term Investments (cost $13,772,214)		13,772,214
Total Investments - 103.9% (cost $199,111,751)		246,693,233
Other Assets, less Liabilities - (3.9)%		(9,358,160)
Net Assets - 100.0%		$237,335,073

The accompanying notes are an integral part of these financial statements. 9

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $201,346,151 for federal income tax purposes at June 30, 2014, the aggregate gross unrealized appreciation and depreciation were $49,996,245 and $4,649,163, respectively, resulting in net unrealized appreciation of investments of $45,347,082.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $8,126,422, or 3.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks†	$232,921,019	—	—	$232,921,019
Short-Term Investments
Repurchase Agreements	—	$8,319,000	—	8,319,000
Other Investment Companies	5,453,214	—	—	5,453,214

Total Investments in Securities	$238,374,233	$8,319,000	—	$246,693,233

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements. 10

Statement of Assets and Liabilities (unaudited)

June 30, 2014

Assets:
Investments at value* (including securities on loan valued at $8,126,422)	$246,693,233
Receivable for investments sold	4,240,765
Receivable for Fund shares sold	100,200
Dividends, interest and other receivables	74,704
Receivable from affiliate	27,056
Prepaid expenses	24,875
Total assets	251,160,833
Liabilities:
Payable upon return of securities loaned	8,319,000
Payable for investments purchased	4,638,783
Payable for Fund shares repurchased	537,844
Accrued expenses:
Investment management and advisory fees	172,612
Administrative fees	47,948
Shareholder servicing fees - Service Class	43,995
Trustee fees & expenses	954
Other	64,624
Total liabilities	13,825,760

Net Assets	$237,335,073
Net Assets Represent:
Paid-in capital	$341,690,012
Undistributed net investment loss	(1,028,579)
Accumulated net realized loss from investments	(150,907,842)
Net unrealized appreciation of investments	47,581,482
Net Assets	$237,335,073
Service Class:
Net Assets	$217,707,147
Shares outstanding	2,473,158
Net asset value, offering and redemption price per share	$88.03
Institutional Class:
Net Assets	$19,627,926
Shares outstanding	218,621
Net asset value, offering and redemption price per share	$89.78
* Investments at cost	$199,111,751

The accompanying notes are an integral part of these financial statements. 11

Statement of Operations (unaudited)

For the six months ended June 30, 2014

Investment Income:
Dividend income	$516,376
Securities lending income	88,107
Interest income	138
Total investment income	604,621
Expenses:
Investment management and advisory fees	1,100,736
Administrative fees	305,760
Shareholder servicing fees - Service Class	281,100
Custodian	39,143
Transfer agent	18,736
Reports to shareholders	17,880
Professional fees	17,154
Registration fees	11,779
Trustees fees and expenses	5,292
Miscellaneous	2,753
Total expenses before offsets	1,800,333
Expense reimbursements	(159,522)
Expense reductions	(7,611)
Net expenses	1,633,200

Net investment loss	(1,028,579)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	21,200,026
Net change in unrealized appreciation (depreciation) of investments	(18,559,871)
Net realized and unrealized gain	2,640,155

Net increase in net assets resulting from operations	$1,611,576

The accompanying notes are an integral part of these financial statements. 12

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	June 30, 2014	December 31, 2013
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(1,028,579)	$(1,577,836)
Net realized gain on investments	21,200,026	38,493,547
Net change in unrealized appreciation (depreciation) of investments	(18,559,871)	46,619,827
Net increase in net assets resulting from operations	1,611,576	83,535,538
Capital Share Transactions:
Service Class:[1]
Proceeds from sale of shares	7,227,815	21,176,797 [2]
Cost of shares repurchased	(31,130,122)	(41,893,771)
Net decrease from Service Class transactions	(23,902,307)	(20,716,974)
Institutional Class:
Proceeds from sale of shares	2,403,321	3,684,537
Cost of shares repurchased	(3,154,396)	(6,675,707)
Net decrease from Institutional Class transactions	(751,075)	(2,991,170)

Total increase (decrease) in net assets	(23,041,806)	59,827,394
Net Assets:
Beginning of period	260,376,879	200,549,485
End of period	$237,335,073	$260,376,879
End of period undistributed net investment loss	$(1,028,579)	—

Share Transactions:
Service Class:[1]
Sale of shares	84,003	268,811
Shares repurchased	(363,593)	(577,866)
Net decrease in Service Class shares	(279,590)	(309,055)
Institutional Class:
Sale of shares	27,821	47,944
Shares repurchased	(36,666)	(87,967)
Net decrease in Institutional Class shares	(8,845)	(40,023)

[1]	Effective April 1, 2013, all Managers Class shares were renamed Service Class shares.
[2]	Includes a contribution of capital by the Investment Manager. (See Note 2 in the Notes to the Financial Statements.)

The accompanying notes are an integral part of these financial statements. 13

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014	For the year ended December 31,
Service Class	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$87.24	$60.14	$54.51	$52.71	$39.60	$30.28
Income from Investment Operations:
Net investment loss[1]	(0.37)	(0.52)[4]	(0.24)[5]	(0.50)	(0.41)	(0.34)
Net realized and unrealized gain on investments[1]	1.16	27.62	5.87	2.30	13.52	9.66
Total from investment operations	0.79	27.10	5.63	1.80	13.11	9.32
Net Asset Value, End of Period	$88.03	$87.24	$60.14	$54.51	$52.71	$39.60
Total Return[2]	0.91%[11]	45.06%[6]	10.35%[7]	3.41%[7]	33.11%	30.78%
Ratio of net expenses to average net assets (with offsets/reductions)	1.35%[12]	1.37%[8]	1.35%[9]	1.37%[10]	1.48%	1.58%
Ratio of expenses to average net assets (with offsets)	1.36%[12]	1.38%[8]	1.36%[9]	1.38%	1.50%	1.61%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.49%[12]	1.52%[8]	1.55%[9]	1.54%	1.55%	1.61%
Ratio of net investment loss to average net assets[2]	(0.86)%[12]	(0.71)%[8]	(0.40)%[9]	(0.89)%	(0.95)%	(1.08)%
Portfolio turnover	68%	129%	107%	126%	138%	186%
Net assets at end of period (000’s omitted)	$217,707	$240,162	$184,142	$243,858	$278,701	$221,159

	For the six months ended June 30, 2014	For the year ended December 31,
Institutional Class	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$88.87	$61.34	$55.45	$53.43	$40.04	$30.56
Income from Investment Operations:
Net investment loss[1]	(0.26)	(0.34)[4]	(0.05)[5]	(0.29)	(0.30)	(0.26)
Net realized and unrealized gain on investments[1]	1.17	27.87	5.94	2.31	13.69	9.74
Total from investment operations	0.91	27.53	5.89	2.02	13.39	9.48
Net Asset Value, End of Period	$89.78	$88.87	$61.34	$55.45	$53.43	$40.04
Total Return[2]	1.02%[11]	44.88%	10.62%	3.78%	33.44%[7]	31.02%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[12]	1.12%[8]	1.10%[9]	1.12%[10]	1.23%	1.33%
Ratio of expenses to average net assets (with offsets)	1.11%[12]	1.13%[8]	1.11%[9]	1.13%	1.25%	1.36%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.24%[12]	1.27%[8]	1.30%[9]	1.29%	1.30%	1.36%
Ratio of net investment loss to average net assets[2]	(0.61)%[12]	(0.46)%[8]	(0.08)%[9]	(0.53)%	(0.70)%	(0.83)%
Portfolio turnover	68%	129%	107%	126%	138%	186%
Net assets at end of period (000’s omitted)	$19,628	$20,215	$16,407	$13,961	$4,786	$8,028

14

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for the Service Class and Institutional Class, respectively.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for the Service Class and Institutional Class, respectively.
[6]	The total return would have been 44.56% had the capital contribution of $851,162 not been included. (See Note 2 of Notes to Financial Statements.)
[7]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[8]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for the Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Service Class and Institutional Class, respectively.
[10]	Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[11]	Not annualized.
[12]	Annualized.

15

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (formerly The Managers Funds) (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the AMG Managers Special Equity Fund (“Special Equity” or the “Fund”) (formerly Managers Special Equity Fund).

Effective April 1, 2013, Managers Class shares were renamed Service Class shares. The Fund offers both Service Class shares and Institutional Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or

16

Notes to Financial Statements (continued)

liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2014, the amount by which the Fund’s expenses were reduced and the impact on the expense ratio, if any, was: $7,611 or 0.01%.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2014, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, overdraft fees for the Fund equaled $2,046.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement and shareholder meeting are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations and wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not

17

Notes to Financial Statements (continued)

aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, (post-enactment capital losses) may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Fund had accumulated net realized capital loss carryovers from security transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration date listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
Special Equity
(Pre-Enactment)	$169,873,468	—	2017

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 51%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding was $8,319,000.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. For the six months ended June 30, 2014, the Fund paid an investment management fee at the annual rate, of 0.90% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.11% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed the Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/13	$1,215,298
Additional Reimbursements	159,522
Repayments	—
Expired Reimbursements	(146,340)

Reimbursement Available - 6/30/14	$1,228,480

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

18

Notes to Financial Statements (continued)

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Fund is distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with the distributer. Subject to the compensation arrangement discussed below, generally distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended June 30, 2014, was as follows:

	Maximum Amount Allowed	Actual Amount Incurred
Service Class	0.25%	0.25%

For the year ended December 31, 2013, the Service Class of the AMG Managers Special Equity Fund recorded a capital contribution by the Investment Manager of $851,162. The contribution represented a payment in connection with the reallocation of certain shareholder servicing expenses for which the Class had reimbursed the Investment Manager in prior periods, plus interest.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the Fund lent $1,749,232, for five days earning interest of $138. The interest amount is included in the Statement of Operations as interest income. The Fund borrowed varying amounts not exceeding $1,442,962, for five days paying interest of $91. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2014, the Fund had no interfund loans outstanding.

For the six months ended June 30, 2014, the Fund executed the following transactions at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board:

January 16, 2014 – sold 400 shares of Generac Holdings, Inc. at $51.68 to Lord Abbett Bond Debenture Fund.

January 29, 2014 – bought 300 shares of Rentrack, Corp. at $53.32 from Lord Abbett Micro Cap Growth Fund.

January 30, 2014 – bought 2,980 shares of Rice Energy, Inc. at $23.40 from Lord Abbett Mid Cap Stock Fund.

February 4, 2014 – bought 400 shares of Rentrack, Corp. at $56.50 from Lord Abbett Micro Cap Growth Fund.

February 5, 2014 – sold 4,739 shares of Incyte Corp. at $64.10 to Lord Abbett Fundamental Equity Fund.

February 10, 2014 – bought 100 shares of Wisdomtree Investments, Inc. at $14.70 from Lord Abbett High Yield Fund.

February 19, 2014 – bought 200 shares of Rentrack, Corp. at $64.21 from Lord Abbett Micro Cap Growth Fund.

March 6, 2014 – bought 300 shares of Hexcel Corp. at $44.94 from Lord Abbett Research Fund, Inc. Small- Cap Value Series.

March 19, 2014 – bought 300 shares of Receptos, Inc. at $54.345 from Lord Abbett Micro Cap Growth Fund.

March 21, 2014 – sold 1,442 shares of SVB Financial Group at $132.53 to Lord Abbett Fundamental Equity Fund.

March 24, 2014 – bought 400 shares of Rentrack, Corp. at $57.45 from Lord Abbett Micro Cap Growth Fund.

March 24, 2014 – bought 1,300 shares of Axiall Corp. at $44.51 from Lord Abbett Bond Debenture Fund.

19

Notes to Financial Statements (continued)

March 25, 2014 – sold 300 shares of HomeAway, Inc. at $39.34 to Lord Abbett High Yield Fund.

March 27, 2014 – bought 600 shares of Allegheny Technologies, Inc. at $37.21 from Lord Abbett Calibrated Mid Cap Value Fund.

March 28, 2014 – bought 600 shares of Allegheny Technologies, Inc. at $37.55 from Lord Abbett Calibrated Mid Cap Value Fund.

April 7, 2014 – bought 2,530 shares of Team Health Holdings, Inc. at $46.40 from Lord Abbett Fundamental Equity Fund.

April 9, 2014 – sold 600 shares of Astronics Corp. at $56.11 to Lord Abbett Micro Cap Value Fund.

April 22, 2014 – sold 1,756 shares of Signature Bank at $121.25 to Lord Abbett Fundamental Equity Fund.

April 23, 2014 – sold 397 shares of Signature Bank at $123.31 to Lord Abbett Series Fund - Growth & Income Portfolio.

April 24, 2014 – sold 600 shares of Air Lease Corp. at $36.92 to Lord Abbett Research Fund, Inc. - Growth Opportunities Fund.

May 12, 2014 – sold 300 shares of Rice Energy, Inc. at $28.70 to Lord Abbett Investment Trust - Lord Abbett Convertable Fund.

May 27, 2014 – bought 300 shares of QIWI PLC at $44.89 from Lord Abbett Growth Leaders Fund.

May 27, 2014 – bought 300 shares of Sarapta Therapeutics, Inc. at $35.07 from Lord Abbett Fundamental Equity Fund.

June 23, 2014 – sold 600 shares of Parsley Energy, Inc. at $22.825 to Lord Abbett Research Fund, Inc. - Growth Opportunities Fund.

June 25, 2014 – bought 1,400 shares of Invensense, Inc. at $22.0476 from Lord Abbett Micro Cap Growth Fund.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were $172,694,047 and $195,444,846, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2014, the value of the securities loaned and cash collateral received, were $8,126,422 and $8,319,000, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However based on experience, the Fund has had no prior claims or losses and expects the risk of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

20

Notes to Financial Statements (continued)

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities		Net Amount
		Financial Instruments	Cash Collateral Received
Barclays Capital	$415,880	$415,880	—	—
Cantor Fitzgerald Securities	1,975,780	1,975,780	—	—
Daiwa Capital Markets America	1,975,780	1,975,780	—	—
HSBC Securities USA, Inc.	1,975,780	1,975,780	—	—
Normura Securities International, Inc.	1,975,780	1,975,780	—	—

Total	$8,319,000	$8,319,000	—	—

7. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

21

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Special Equity Fund (formerly Managers Special Equity Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Managers Special Equity Fund (formerly Managers Special Equity Fund) (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual(s) at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by each Subadvisor of its obligations to the Fund, including without limitation a review of each Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of each Subadvisory Agreement; prepares

22

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above, above, above and below, respectively, the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked near the top quartile relative to its Peer Group for the 1-year and 5-year periods. The Trustees also noted that the Fund’s 10-year performance includes the performance of the Fund’s prior subadvisors. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fees with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset levels of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

23

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisors to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2011. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for the Fund.

24

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund is available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

SEMI-ANNUAL REPORT

AMG Funds III

June 30, 2014

AMG Managers Bond Fund

Service Class: MGFIX    |    Institutional Class: MGBIX

www.amgfunds.com |	SAR017-0614

AMG Managers Bond Fund

Semi-Annual Report—June 30, 2014 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	16

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	19
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	20
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	21
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	22
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2014	Expense Ratio for the Period	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During the Period*
AMG Managers Bond Fund
Service Class**
Based on Actual Fund Return	0.99%	$1,000	$1,058	$5.05
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96
Institutional Class***
Based on Actual Fund Return	0.89%	$1,000	$1,058	$4.54
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in period (181), then divided by 365.
**	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
***	Commenced operations April 1, 2013.

2

Fund Performance (unaudited)

Periods ended June 30, 2014

The table below shows the average annual total returns for the AMG Managers Bond Fund and Barclays U.S. Government/Credit Bond Index for the same time periods ended June 30, 2014.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception date
AMG Managers Bond Fund [2,3,4,5]
Service Class**	5.80%	8.41%	9.72%	6.77%	8.86%	6/1/1984
Institutional Class***	5.81%	8.49%	—	—	4.24%	4/1/2013
Barclays U.S. Government/Credit Bond Index[6]	3.94%	4.28%	5.09%	4.94%	7.91%	6/1/1984	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
**	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
***	Commenced operations April 1, 2013.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived it’s fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[4]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]	The Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

AMG Managers Bond Fund

Fund Snapshots (unaudited)

June 30, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Bond Fund**
Corporate Bonds and Notes	56.2%
U.S. Government and Agency Obligations	27.8%
Foreign Government and Agency Obligations	5.8%
Asset-Backed Securities	2.9%
Municipal Bonds	1.2%
Common Stocks	1.1%
Mortgage-Backed Securities	0.7%
Preferred Stocks	0.6%
Other Assets and Liabilities	3.7%

**	As a percentage of net assets.

Rating	AMG Managers Bond Fund***
U.S. Treasury & Agency	29.2%
Aaa	3.4%
Aa	2.6%
A	20.8%
Baa	32.8%
Ba & lower	11.2%
Not Rated	0.0%

***	As a percentage of market value of fixed income securities.

Chart does not include equity securities.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.375%, 05/31/16	6.5%
U.S. Treasury Notes, 0.250%, 02/29/16	5.0
U.S. Treasury Notes, 0.375%, 03/31/16	4.7
U.S. Treasury Notes, 5.000%, 06/15/16	4.7
U.S. Treasury Notes, 0.375%, 11/15/15	3.0
U.S. Treasury Notes, 0.375%, 01/31/16	2.6
Southwestern Electric Power Co., 6.450%, 01/15/19*	1.7
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.7
EQT Corp., 6.500%, 04/01/18*	1.5
Springleaf Finance Corp, 7.750%, 10/01/21*	1.4

Top Ten as a Group	32.8%

*	Top Ten Holding at December 31, 2013.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

AMG Managers Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2014

	Principal Amount†	Value
Asset-Backed Securities - 2.9%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.402%, 04/15/19 (08/15/14)[1]	$13,540,000	$13,455,443
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]	12,223,687	12,058,667
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)	4,270,000	4,255,952
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	3,273,713	3,337,564
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]	22,811,646	23,125,306
Sierra Timeshare Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	3,803,013	3,809,014
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)	4,074,012	4,717,482
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)	3,143,202	3,130,629
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)	7,028,373	7,422,208
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19	1,000,000	1,050,241
Total Asset-Backed Securities (cost $74,062,778)		76,362,506

	Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)	145,736	30,626,420

	Principal Amount†
Corporate Bonds and Notes - 56.2%
Financials - 25.6%
Ally Financial, Inc., 8.000%, 11/01/31	$1,267,000	1,618,592
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)	7,402,698	8,211,036
American International Group, Inc.,
4.875%, 06/01/22	560,000	623,595
8.175%, 05/15/583	10,530,000	14,505,075
MTN, 5.450%, 05/18/17	485,000	541,077
MTN, Series G, 5.850%, 01/16/18	1,380,000	1,575,383
Bank of America Corp.,
4.000%, 04/01/24	2,475,000	2,525,814
7.625%, 06/01/19	2,906,000	3,589,436
MTN, 3.300%, 01/11/23	900,000	887,090
Camden Property Trust, 5.700%, 05/15/17	5,205,000	5,832,114
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a), (b)	5,025,000	5,200,875
7.875%, 10/15/19 (a)[2]	3,145,000	3,489,390
Citigroup, Inc.,
5.500%, 10/15/14	8,298,000	8,417,790
6.125%, 08/25/36	10,760,000	12,322,341
6.250%, 06/29/17	NZD 37,108,000	33,432,419

The accompanying notes are an integral part of these financial statements. 6

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 25.6% (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
1.700%, 03/19/18		$2,000,000	$2,006,472
3.875%, 02/08/22		11,250,000	11,917,204
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	16,154,682
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,456,280
6.500%, 01/15/18		5,000,000	5,716,600
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,601,672
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,613,023
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,548,795
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	13,714,429
GMTN, 4.250%, 01/17/18[4]	NZD	5,010,000	4,296,307
GMTN, 5.500%, 02/01/17	NZD	6,250,000	5,561,692
GMTN, 6.750%, 09/26/16	NZD	6,390,000	5,802,427
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,327,826
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,642,980
6.750%, 10/01/37		14,590,000	17,552,266
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,090,143
7.500%, 04/15/18		2,405,000	2,840,546
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	931,500
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	346,125
5.875%, 03/15/16		1,340,000	1,413,700
6.050%, 04/15/15		250,000	258,750
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,434,172
JPMorgan Chase & Co.,
4.250%, 11/02/18	NZD	7,360,000	6,184,039
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,582,858
EMTN, 1.054%, 05/30/17 (07/31/14)[1]	GBP	1,500,000	2,527,489
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	21,057,452
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,768,665
MBIA Insurance Corp., 11.494%, 01/15/33 (10/15/14) (a)[1]		525,000	409,500
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37		38,050,000	43,895,888
EMTN, 4.625%, 09/14/18[4]	EUR	1,750,000	2,666,424
MTN, Series C, 6.050%, 06/01/34		22,100,000	25,523,644

The accompanying notes are an integral part of these financial statements. 7

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 25.6% (continued)
Morgan Stanley,
0.706%, 10/15/15 (10/15/14)[1]		$300,000	$300,618
2.125%, 04/25/18		10,450,000	10,564,793
2.500%, 01/24/19		2,775,000	2,806,080
3.450%, 11/02/15		2,360,000	2,441,894
3.750%, 02/25/23		14,290,000	14,536,917
5.750%, 01/25/21		175,000	203,284
GMTN, 5.500%, 07/24/20		15,210,000	17,488,093
GMTN, 8.000%, 05/09/17	AUD	8,100,000	8,462,961
MTN, 0.678%, 10/18/16 (07/18/14)[1]		2,000,000	1,997,768
MTN, 4.100%, 05/22/23		12,910,000	13,096,072
MTN, 5.625%, 09/23/19		2,500,000	2,875,523
MTN, 6.250%, 08/09/26		11,000,000	13,443,045
MTN, 6.625%, 04/01/18		3,095,000	3,617,971
Series F, 3.875%, 04/29/24		5,000,000	5,060,600
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,178,353
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,847,827
National City Corp., 6.875%, 05/15/19		1,905,000	2,275,183
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,191,295
Navient Corp.,
5.500%, 01/25/23[4]		18,070,000	17,911,888
MTN, 4.875%, 06/17/19		5,055,000	5,209,683
MTN, 5.000%, 04/15/15		50,000	51,375
MTN, 5.500%, 01/15/19		1,695,000	1,800,938
MTN, 8.450%, 06/15/18		10,950,000	12,948,375
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,936,200
Old Republic International Corp., 3.750%, 03/15/18[4,5]		15,805,000	19,667,347
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	11,966,460
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,647,468
6.750%, 08/15/19		6,240,000	7,316,818
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	5,085,863
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	534,796
Santander Issuances SAU,
5.911%, 06/20/16 (a)		1,100,000	1,156,939
6.500%, 08/11/19 (a)[3]		900,000	904,500
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,739,955
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	471,744
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	5,037,734
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,903,315

The accompanying notes are an integral part of these financial statements. 8

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 25.6% (continued)
Springleaf Finance Corp.,
7.750%, 10/01/21		$31,730,000	$35,696,250
8.250%, 10/01/23		12,695,000	14,472,300
MTN, 5.400%, 12/01/15		5,000,000	5,252,500
MTN, Series J, 6.900%, 12/15/17		12,890,000	14,307,900
WEA Finance LLC/WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	10,375,797
Total Financials			679,399,999
Industrials - 24.1%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	4,291,650
6.500%, 01/15/28		305,000	301,950
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	1,693,000	12,940,426
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25 (a)		2,334,981	2,378,762
APL, Ltd., 8.000%, 01/15/24[2]		250,000	232,500
ArcelorMittal,
6.000%, 03/01/21 (b)[4]		150,000	162,375
6.125%, 06/01/18		4,580,000	5,026,550
6.750%, 02/25/22 (b)[4]		1,600,000	1,792,000
7.250%, 03/01/41 (b)		11,065,000	11,756,562
7.500%, 10/15/39 (b)		6,604,000	7,264,400
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	9,370,006
Series S, 6.450%, 06/15/21		13,395,000	14,533,575
Chesapeake Energy Corp.,
2.500%, 05/15/37[4,5]		3,800,000	4,070,750
2.750%, 11/15/35[5]		1,560,000	1,653,600
6.625%, 08/15/20		55,000	63,250
6.875%, 11/15/20[4]		85,000	98,600
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,807,375
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		10,691	11,386
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		73,916	85,047
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		15,283,250	17,117,240
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,108,206	5,542,403
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,399,909
7.250%, 08/15/36		1,185,000	1,510,304
Cummins, Inc.,
5.650%, 03/01/98[4]		6,460,000	7,314,845
6.750%, 02/15/27		2,853,000	3,564,184
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,721,394

The accompanying notes are an integral part of these financial statements. 9

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 24.1% (continued)
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	$8,924,657	$10,441,849
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18	3,678,461	4,129,073
Dillard’s, Inc., 7.000%, 12/01/28	225,000	234,000
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	31,610,250
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,369,275
Energy Transfer Partners, L.P., 4.150%, 10/01/20	700,000	740,057
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,620,538
4.050%, 02/15/22	2,219,000	2,358,500
EQT Corp., 6.500%, 04/01/18	35,420,000	40,239,068
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,647,227
6.700%, 06/01/34 (a)	1,250,000	1,564,525
7.000%, 10/15/37 (a)	19,033,000	24,939,892
Foot Locker, Inc., 8.500%, 01/15/22	570,000	692,906
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,367,716
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,973,218
HCA, Inc., 7.500%, 11/06/33	75,000	79,688
Intel Corp.,
2.950%, 12/15/35[4,5]	8,030,000	9,982,294
3.250%, 08/01/39[4,5]	15,000,000	23,137,500
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,974,776
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,492,472
4.150%, 03/01/22	5,620,000	5,838,107
4.150%, 02/01/24	14,000,000	14,199,332
5.300%, 09/15/20	1,415,000	1,588,551
5.800%, 03/01/21	4,320,000	4,935,626
5.950%, 02/15/18	12,590,000	14,365,215
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,541,475
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,985,375
6.500%, 08/15/32	955,000	1,009,913
7.125%, 03/15/20	8,815,000	10,372,787
7.750%, 08/01/29	1,070,000	1,260,466
The Mead Corp., 7.550%, 03/01/47[2]	970,000	1,155,499
Methanex Corp.,
5.250%, 03/01/22	350,000	386,967
6.000%, 08/15/15	3,825,000	4,031,313
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	717,791

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.1% (continued)
New Albertsons, Inc.,
6.625%, 06/01/28		$1,015,000	$865,287
7.450%, 08/01/29		3,195,000	3,027,262
7.750%, 06/15/26		915,000	896,700
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]		9,020,000	9,155,300
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		4,260,181	4,819,116
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000	1,459,743
Owens Corning,
6.500%, 12/01/16		925,000	1,031,610
7.000%, 12/01/36		9,175,000	11,178,884
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,258,444
7.000%, 06/15/18		26,505,000	30,785,266
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,983,545
6.500%, 05/01/18		8,975,000	10,496,765
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	729,426
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	10,889,900
6.375%, 05/15/33		5,135,000	5,160,675
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	691,300
6.875%, 07/15/28		1,190,000	1,216,775
7.625%, 08/03/21		2,135,000	2,412,550
Qwest Corp.,
6.875%, 09/15/33		7,209,000	7,252,139
7.200%, 11/10/26		435,000	438,263
7.250%, 09/15/25		1,185,000	1,393,669
7.250%, 10/15/35		2,165,000	2,241,723
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,509,217
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	9,379,732
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,752,158
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		3,080,000	3,769,920
Telecom Italia Capital SA,
6.000%, 09/30/34		5,965,000	5,979,913
6.375%, 11/15/33		4,865,000	5,023,113
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	955,899
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	329,005
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,349,089
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	7,769,849
Transocean, Inc., 7.375%, 04/15/18		500,000	577,714

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 24.1% (continued)
Telecom Italia Capital SA,
UAL 2007-1 Pass Through Trust, 6.636%, 07/02/22		$12,903,117	$14,257,944
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		9,240,000	9,367,050
United States Steel Corp.,
6.650%, 06/01/37[4]		3,595,000	3,343,350
7.000%, 02/01/18[4]		7,310,000	8,077,550
US Airways 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23		3,252,433	3,813,478
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	4,057,302
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	3,047,023
Verizon Pennsylvania, Inc., 6.000%, 12/01/28		530,000	576,763
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,602,699	1,704,871
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	16,850,220
7.375%, 10/01/19		3,915,000	4,820,872
7.375%, 03/15/32		1,930,000	2,607,756
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	7,136,953
Total Industrials			640,435,367
Utilities - 6.5%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	25,290,074
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,353,029
Bruce Mansfield Unit, 6.850%, 06/01/34		8,783,048	9,616,559
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	992,580
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	634,560
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,676,403
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,165,723
6.000%, 10/07/39 (a)		18,382,000	20,944,010
EMTN, 5.750%, 09/14/40	GBP	210,000	390,437
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	980,910
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		6,430,341	6,703,103
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,387,511
6.400%, 03/15/18		25,890,000	29,745,616
6.800%, 01/15/19		11,625,000	13,863,429
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	46,293,489
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,555,478
Total Utilities			171,592,911
Total Corporate Bonds and Notes (cost $1,276,031,786)			1,491,428,277

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 5.8%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	55,922	$55,489
Autonomous Community of Madrid Spain Bonds, 4.300%, 09/15/26	EUR	2,770,000	4,089,518
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	5,750,000	2,732,519
Brazilian Government International Bond, 8.500%, 01/05/24[4]	BRL	6,650,000	2,911,914
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	14,036,008
2.750%, 09/01/16	CAD	385,000	373,447
Notes, 3.000%, 12/01/15	CAD	15,225,000	14,662,401
Series N, 1.000%, 08/01/16	CAD	5,965,000	5,578,439
European Investment Bank Bonds, 4.391%, 03/10/21[4,6]	AUD	5,000,000	3,539,576
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,400,352
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,840,125
Mexican Bonos, Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	4,319,814
Series M, 8.000%, 12/07/23	MXN	122,500,000	11,031,374
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	9,705,764
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	3,389,772
Series M 20, 10.000%, 12/05/24	MXN	161,000,000	16,570,696
New South Wales Treasury Corp., Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	20,649,540
New Zealand Government Notes, 5.000%, 03/15/19	NZD	5,480,000	4,979,692
Norway Government Bond,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	6,136,449
Series 472, 4.250%, 05/19/17	NOK	13,230,000	2,325,582
Province of Manitoba Canada, 6.375%, 09/01/15	NZD	5,450,000	4,858,929
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000	7,044,073
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,538,360
Total Foreign Government and Agency Obligations (cost $148,101,857)			152,769,833
Mortgage-Backed Securities - 0.7%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		1,949,014	1,967,323
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,704,000	1,875,409
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,740,854
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.991%, 06/15/49[3]		80,000	87,973
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.723%, 03/15/44 (a)[3]		435,000	463,631
Total Mortgage-Backed Securities (cost $16,821,050)			18,135,190
Municipal Bonds - 1.2%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47		3,975,000	3,149,949
Chicago, Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[7]		315,000	318,449
Illinios State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,893,594
Illinios State General Obligation, 5.520%, 04/01/38		7,300,000	7,378,621
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34		2,820,000	2,439,667

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 1.2% (continued)
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	$21,010,000	$15,601,606
Total Municipal Bonds (cost $37,074,575)		31,781,886

	Shares
Preferred Stocks - 0.6%
Financials - 0.4%
Bank of America Corp., 6.375%	20,000	503,800
Bank of America Corp., Series L, 7.250%[5]	7,808	9,111,936
SLM Corp., 6.000%	41,250	915,338
Total Financials		10,531,074
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,316,492
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	43,766
Entergy New Orleans,, Inc., 5.560%	100	9,725
Wisconsin Electric Power Co., 3.600%	3,946	317,653
Total Utilities		371,144
Total Preferred Stocks (cost $12,475,519)		15,218,710

	Principal Amount†
U.S. Government and Agency Obligations - 27.8%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$37,139	41,100
Federal National Mortgage Association - 0.2%
FNMA,
3.000%, 07/01/27	3,619,480	3,764,406
6.000%, 07/01/29	3,090	3,519
Total Federal National Mortgage Association		3,767,925
U.S. Treasury Obligations - 27.6%
U.S. Treasury Notes,
0.250%, 10/31/14 to 02/29/16	162,610,000	162,495,888
0.375%, 11/15/15 to 05/31/16	446,615,000	446,761,082
0.500%, 06/15/16	123,145,000	123,298,931
Total U.S. Treasury Obligations		732,555,901
Total U.S. Government and Agency Obligations (cost $736,259,422)		736,364,926

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 4.2%
Repurchase Agreements - 1.5%[8]
Barclays Capital, dated 06/30/14, due 07/01/14, 0.030%, total to be received $1,922,285 (collateralized by various U.S. Government Agency Obligations, 1.625% - 2.125%, 06/30/19 - 06/30/21, totaling $1,960,729)	$1,922,283	$1,922,283
Cantor Fitzergerald Inc., dated 06/30/14, due 07/01/14, 0.130%, total to be received $9,132,834 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/14 - 04/20/64, totaling $9,315,457)	9,132,801	9,132,801
Daiwa Capital Markets America, dated 06/30/14, due 07/01/14, 0.140%, total to be received $9,132,837 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 01/01/17 - 03/01/48, totaling $9,315,457)	9,132,801	9,132,801
HSBC Securities International, Inc., dated 06/30/14, due 07/01/14, 0.070%, total to be received $9,132,819 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.375%, 07/10/14 - 08/15/42, totaling $9,315,484)	9,132,801	9,132,801
Nomura Securities, Inc., dated 06/30/14, due 07/01/14, 0.110%, total to be received $9,132,829 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 07/01/14 - 07/15/56, totaling $9,315,457)	9,132,801	9,132,801
Total Repurchase Agreements		38,453,487

	Shares
Other Investment Companies - 2.7%[9]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	31,898,264	31,898,264
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.05%	40,009,205	40,009,205
Total Other Investment Companies		71,907,469
Total Short-Term Investments (cost $110,360,956)		110,360,956
Total Investments - 100.5% (cost $2,421,884,272)		2,663,048,704
Other Assets, less Liabilities - (0.5)%		(12,145,890)
Net Assets - 100.0%		$2,650,902,814

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $2,421,884,272 for federal income tax purposes at June 30, 2014, the aggregate gross unrealized appreciation and depreciation were $253,860,769 and $12,696,337, respectively, resulting in net unrealized appreciation of investments of $241,164,432.

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2014, the value of these securities amounted to $352,964,285, or 13.3% of net assets.
(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of June 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. Illiquid securities market value at June 30, 2014, amounted to $55,252,105, or 2.1% of net assets.
[3]	Variable Rate Security. The rate listed is as of June 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities, amounting to a market value of $37,464,914, or approximately 1.4% of net assets, were out on loan to various brokers.
[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at June 30, 2014, amounted to $58,511,491, or 2.2% of net assets, and $13,428,428, or 0.5% of net assets, respectively.
[6]	Represents yield to maturity at June 30, 2014.
[7]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $318,449, or 0.01% of net assets.
[8]	Collateral received from brokers for securities lending was invested in these short-term investments.
[9]	Yield shown represents the June 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements. 16

Notes to Schedule of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	1.1%
Bermuda	1.2%
Brazil	0.2%
Canada	1.7%
Cayman Islands	0.2%
Chile	0.1%
France	0.3%
India	0.0%#
Ireland	0.5%
Luxembourg	1.5%
Malaysia	0.1%
Mexico	2.3%
Netherlands	1.5%
New Zealand	0.2%
Norway	0.3%
Singapore	0.1%
South Korea	0.1%
Spain	0.4%
United Kingdom	1.2%
United States	84.6%
Other	2.4%

100.0%

*	As a percentage of net assets as of June 30, 2014.
#	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$76,362,506	—	$76,362,506
Common Stocks†	$30,626,420	—	—	30,626,420
Corporate Bonds and Notes††	—	1,491,428,277	—	1,491,428,277
Foreign Government and Agency Obligations	—	152,769,833	—	152,769,833
Mortgage-Backed Securities	—	18,135,190	—	18,135,190
Municipal Bonds	—	31,781,886	—	31,781,886
Preferred Stocks†	15,218,710	—	—	15,218,710
U.S. Government and Agency Obligations††	—	736,364,926	—	736,364,926
Short-Term Investments
Repurchase Agreements	—	38,453,487	—	38,453,487
Other Investment Companies	71,907,469	—	—	71,907,469

Total Investments in Securities	$117,752,599	$2,545,296,105	—	$2,663,048,704

†	All common stocks and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks and preferred stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2014, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT ABBREVIATIONS AND DEFINITIONS:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Note
MTN:	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	Great Britain Pound
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2014

Assets:
Investments at value* (including securities on loan valued at $34,188,286)	$2,663,048,704
Foreign currency**	1,017,435
Dividends, interest and other receivables	23,168,998
Receivable for Fund shares sold	6,870,241
Receivable for investments sold	430,779
Receivable from affiliate	61,161
Prepaid expenses	108,148
Total assets	2,694,705,466
Liabilities:
Payable upon return of securities loaned	38,453,487
Payable for Fund shares repurchased	3,096,288
Accrued expenses:
Investment advisory and management fees	1,348,105
Administrative fees	539,242
Shareholder servicing fee - Service Class	148,746
Trustees fees and expenses	6,702
Other	210,082
Total liabilities	43,802,652

Net Assets	$2,650,902,814
Net Assets Represent:
Paid-in capital	$2,398,736,571
Undistributed net investment income	167,015
Accumulated net realized gain from investments and foreign currency transactions	10,797,792
Net unrealized appreciation of investments and foreign currency translations	241,201,436
Net Assets	$2,650,902,814
Service Class:[1]
Net Assets	$1,829,094,408
Shares outstanding	64,247,878
Net asset value, offering and redemption price per share	$28.47
Institutional Class:[2]
Net Assets	$821,808,406
Shares outstanding	28,870,921
Net asset value, offering and redemption price per share	$28.46
* Investments at cost	$2,421,884,272
** Foreign currency at cost	$1,020,540

[1]	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
[2]	Commenced operations on April 1, 2013.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2014

Investment Income:
Interest income	$49,690,840
Dividend income	667,223
Securities lending income	60,991
Total investment income	50,419,054
Expenses:
Investment advisory and management fees	7,651,081
Administrative fees	3,060,432
Shareholder servicing fees - Service Class	835,645
Reports to shareholders	118,451
Transfer agent	92,196
Custodian	88,028
Professional fees	72,407
Registration fees	60,298
Trustees fees and expenses	49,387
Miscellaneous	21,878
Total expenses before offsets	12,049,803
Expense reimbursements	(318,957)
Fee waivers	(17,097)
Net expenses	11,713,749

Net investment income	38,705,305
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	8,476,409
Net realized gain on foreign currency transactions	84,107
Net change in unrealized appreciation (depreciation) of investments	91,110,676
Net change in unrealized appreciation (depreciation) of foreign currency translations	75,972
Net realized and unrealized gain	99,747,164

Net increase in net assets resulting from operations	$138,452,469

The accompanying notes are an integral part of these financial statements. 20

Statements of Changes in Net Assets

For the six months ended June 30, 2014 (unaudited) and the year ended December 31, 2013

	June 30, 2014	December 31, 2013

Increase (Decrease) in Net Assets From Operations:
Net investment income	$38,705,305	$78,573,933
Net realized gain on investments and foreign currency transactions	8,560,516	17,373,057
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	91,186,648	(72,851,484)
Net increase in net assets resulting from operations	138,452,469	23,095,506
Distributions to Shareholders:
From net investment income
Service Class	(26,291,862)	(57,133,989)
Institutional Class	(12,572,879)	(18,552,415)
Total distributions to shareholders	(38,864,741)	(75,686,404)
Capital Share Transactions:
Service Class:
Proceeds from sale of shares	384,472,261	494,693,079
Reinvestment of dividends	23,562,524	50,648,938
Cost of shares repurchased	(192,529,154)	(1,348,387,809)
Net increase (decrease) from Service Class transactions	215,505,631	(803,045,792)
Institutional Class:
Proceeds from sale of shares	114,923,651	947,291,885
Reinvestment of dividends	12,556,083	18,543,520
Cost of shares repurchased	(82,556,707)	(193,324,495)
Net increase from Institutional Class transactions	44,923,027	772,510,910
Net increase (decrease) from capital share transactions	260,428,658	(30,534,882)

Total increase (decrease) in net assets	360,016,386	(83,125,780)
Net Assets:
Beginning of period	2,290,886,428	2,374,012,208
End of period	$2,650,902,814	$2,290,886,428
End of period undistributed net investment income	$167,015	$326,451

Capital Share Transactions:
Service Class:
Sale of shares	13,739,485	17,831,667
Reinvested shares from dividends and distributions	841,281	1,831,337
Shares repurchased	(6,890,010)	(48,103,046)
Net increase (decrease) in shares - Service Class	7,690,756	(28,440,042)
Institutional Class:
Sale of shares	4,109,987	33,655,642
Reinvested shares from dividends and distributions	448,486	675,403
Shares repurchased	(2,954,574)	(7,064,023)
Net increase in shares - Institutional Class	1,603,899	27,267,022

The accompanying notes are an integral part of these financial statements. 21

AMG Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2014	For the year ended December 31,
Service Class†	(unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.33	$27.93	$25.97	$25.61	$24.29	$19.65
Income from Investment Operations:
Net investment income[1]	0.43	0.92	1.03	1.14	1.16	1.30
Net realized and unrealized gain on investments[1]	1.14	(0.63)	2.04	0.39	1.34	4.62
Total from investment operations	1.57	0.29	3.07	1.53	2.50	5.92
Less Distributions to Shareholders from:
Net investment income	(0.43)	(0.89)	(1.11)	(1.17)	(1.18)	(1.28)
Net Asset Value, End of Period	$28.47	$27.33	$27.93	$25.97	$25.61	$24.29
Total Return[2]	5.80%[7]	1.06%	12.04%	6.06%	10.47%[4]	31.12%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.99%[8]	1.01%[5]	0.99%[6]	0.99%	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%[8]	1.01%[5]	0.99%[6]	0.99%	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%[8]	1.05%[5]	1.05%[6]	1.05%	1.06%	1.10%
Ratio of net investment income to average net assets[2]	3.13%[8]	3.33%[5]	3.79%[6]	4.36%	4.59%	5.93%
Portfolio turnover	23%	19%	26%	17%	17%	23%
Net assets at end of period (000’s omitted)	$1,829,094	$1,545,765	$2,374,012	$2,121,491	$1,986,376	$2,193,702

Institutional Class††	For the six months ended June 30, 2014 unaudited	For the period from April 1, 2013 to December 31, 2013
Net Asset Value, Beginning of Period	$27.33	$28.19
Income from Investment Operations:
Net investment income[1]	0.45	0.73
Net realized and unrealized gain (loss) on investments[1]	1.13	(0.88)
Total from investment operations	1.58	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.45)	(0.71)
Net Asset Value, End of Period	$28.46	$27.33
Total Return[2]	5.81%[7]	(0.48)%[7]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[8]	0.91%[5,8]
Ratio of expenses to average net assets (with offsets)	0.89%[8]	0.91%[5,8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%[8]	0.95%[5,8]
Ratio of net investment income to average net assets[2]	3.23%[8]	3.53%[5,8]
Portfolio turnover	23%	19%
Net assets at end of period (000’s omitted)	$821,808	$745,121

22

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commenced operations on April 1, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Not annualized.
[8]	Annualized.

23

Notes to Financial Statements (unaudited)

June 30, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (formerly The Managers Funds) (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers Bond Fund (the “Fund”) (formerly Managers Bond Fund).

The Fund offers two classes of shares: Service Class (formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013) and Institutional Class (which commenced operations on April 1, 2013). Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Fund’s investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities

24

Notes to Financial Statements (continued)

index exceeding a pre-determined level). The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received.

Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2014, the Fund’s custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2014, overdraft fees for the Fund equaled $61.

The Trust held a shareholder meeting at which shareholders approved a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Fund’s prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The most common differences are primarily due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

25

Notes to Financial Statements (continued)

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2013 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2014, the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2014, such amounts may be used to offset future realized capital gains for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: two collectively own 62%. Transactions by these shareholders may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2014, the market value of repurchase agreements outstanding was $38,453,487.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2014, the Fund paid an investment management fee at the annual rate of 0.625% of the average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.89% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

26

Notes to Financial Statements (continued)

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2014, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/13	$3,347,415
Additional Reimbursements	318,957
Repayments	—
Expired Reimbursements	(619,895)

Reimbursement Available - 06/30/14	$3,046,477

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2014, the management fee was reduced by $17,097.

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Fund is distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees.”) Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2014, was as follows:

	Maximum Amount Allowed	Actual Amount Incurred
Service Class	0.10%	0.10%

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2014, the Fund lent varying amounts not exceeding $8,192,255, for five days earning interest of $621. The interest amount is included in the Statement of Operations as interest income. At June 30, 2014, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2014, were $130,941,389 and $91,174,554, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2014, were $672,166,821 and $424,101,383, respectively.

27

Notes to Financial Statements (continued)

4. PORTFOLIO SECURITIES LOANED

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At June 30, 2014, the value of the securities loaned and cash collateral received, was $34,188,286 and $34,453,487, respectively.

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2014, the Fund invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. As of June 30, 2014, the Fund held no open forward foreign currency contracts.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Financial Statements (continued)

9. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open repurchase agreements that are subject to a master netting agreement as of June 30, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Received	Net Amount
Barclays Capital	$1,922,283	$1,922,283	—	—
Cantor Fitzergerald Inc.	9,132,801	9,132,801	—	—
Daiwa Capital Markets America	9,132,801	9,132,801	—	—
HSBC Securities International, Inc.	9,132,801	9,132,801	—	—
Nomura Securities, Inc.	9,132,801	9,132,801	—	—

Total	$38,453,487	$38,453,487	—	—

10. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Bond Fund (formerly Managers Bond Fund): Approval of Investment Management and Subadvisory Agreements on June 19-20, 2014

At an in-person meeting held on June 19-20, 2014, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for AMG Managers Bond Fund (formerly Managers Bond Fund) (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 19-20, 2014, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of the Investment Manager’s duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2014 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays U.S. Government/Credit Bond Index. The Trustees

took into account management’s discussion of the Fund’s performance, including the fact that the Fund ranked in the top decile relative to its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds family, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational

31

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2014 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2015, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%.

The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the

Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 19-20, 2014, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

32

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Manages AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Midcap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid-Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	September 4, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2014